Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets
Intangible assets as of December 31, 2015 consist of the following (in millions):

	Cost	Accumulated Amortization	Net
Customer relationships	$6,782.3	$(1,782.3)	$5,000.0
Trademarks	181.1	(21.9)	159.2
	$6,963.4	$(1,804.2)	$5,159.2

Intangible assets as of December 31, 2014 consist of the following (in millions):

	Cost	Accumulated Amortization	Net
Customer relationships	$2,761.7	$(1,600.5)	$1,161.2
Trademarks	122.8	(16.0)	106.8
	$2,884.5	$(1,616.5)	$1,268.0
Computer software as of December 31, 2015 and 2014 consists of the following (in millions):

	2015	2014
Software from business acquisitions	$1,188.8	$519.2
Capitalized software development costs	984.7	953.1
Purchased software	126.0	120.3
Computer software	2,299.5	1,592.6
Accumulated amortization	(715.9)	(699.2)
Computer software, net of accumulated amortization	$1,583.6	$893.4

Schedule of Estimated Amortization of Intangibles
Estimated amortization of intangibles, including the contract intangible in our Brazilian Venture, which is amortized as a reduction in revenue, for the next five years is as follows (in millions):

2016	$476.9
2017	686.2
2018	689.1
2019	683.8
2020	516.8